John Hancock Funds II
601 Congress Street
Boston, MA 02210
January 5, 2009
VIA EDGAR
U.S Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re: John Hancock Funds II (the “Registrant”)
File Nos. 333-126293; 811-21779
Dear Sir/Madam:
This letter is being transmitted pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of all series of the Trust, except for the Lifestyle Portfolios, Retirement Distribution Portfolio, Retirement Rising Distribution Portfolio, BlackRock Global Allocation Fund, Alpha Opportunities Fund, Smaller Company Growth Fund, Financial Services Fund, Global Advantage Strategy Bond Fund, Short Term Government Income Fund, Mid Value Fund, Global Agriculture Fund, Global Infrastructure Fund and Global Timber Fund (“Series of the Trust”).
Pursuant to Rule 497(j) under the 1933 Act, please accept this letter as a certification on behalf of the Series of the Trust that the forms of Prospectuses for the Series of the Trust (except for (i) the Lifecycle Portfolios Class A, Class B and Class C Shares Prospectus, (ii) the Lifecycle Portfolios Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 Prospectus, (iii) the Lifecycle Retirement Portfolio Class A, B and C Shares Prospectus, (iv) the Optimized Value Fund Class A, Class B and Class C Shares Prospectus, (v) the Optimized Value Fund Class I Shares Prospectus, (vi) the Floating Rate Income Fund Class A, Class B and Class C Shares Prospectus and (vii) the Floating Rate Income Fund Class I Shares Prospectus), and the form of Statement of Additional Information (the “SAI”) for the Series of the Trust contain no changes from the forms of Prospectuses and SAI contained in Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on December 24, 2008 via EDGAR. Copies of the Lifecycle Portfolios Class A, Class B and Class C Shares Prospectus, the Lifecycle Portfolios Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 Prospectus, the Lifecycle Retirement Portfolio Class A, B and C Shares Prospectus, the Optimized Value Fund Class A, Class B and Class C Shares Prospectus, the Optimized Value Fund Class I Shares Prospectus, the Floating Rate Income Fund Class A, Class B and Class C Shares Prospectus and the Floating Rate Income Fund Class I Shares Prospectus contained in Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A are being filed pursuant to Rule 497(c) under the 1933 Act.
If you have any questions or comments, please call me at 617-663-2166. In my absence, please call Kinga Kapuscinski at 617-663-3872.
Sincerely,
/s/ Betsy Seel
Betsy Seel, Esq.
Senior Counsel and Assistant Secretary